Consolidated statements of changes in equity - PEN (S/) S/ in Thousands	Capital stock [Member]	Investment shares [Member]	Treasury shares [Member]	Additional paid-in capital [Member]	Legal reserve [Member]	Unrealized gain (loss) on available-for-sale investments [Member]	Unrealized gain on cash flow hedge [Member]	Retained earnings [Member]	Total [Member]	Non-controlling interests [Member]	Total
Balances beginning at Dec. 31, 2014	S/ 531,461	S/ 50,503		S/ 553,791	S/ 154,905	S/ 218	S/ 4,926	S/ 696,736	S/ 1,992,540	S/ 78,145	S/ 2,070,685
Changes in Equity
Profit for the year								215,532	215,532	(3,865)	211,667
Other comprehensive income (loss)						(229)	6,734		6,505		6,505
Total comprehensive income						(229)	6,734	215,532	222,037	(3,865)	218,172
Appropriation of legal reserve, note 16(e)					21,553			(21,553)
Contribution of non-controlling interests, note 16(h)										28,475	28,475
Acquisition of treasury shares, note 16(c)			S/ (108,248)						(108,248)		(108,248)
Dividends, note 16(g)								(162,950)	(162,950)		(162,950)
Other adjustments of non-controlling interests, note 16(h)				(325)					(325)	325
Balance at end at Dec. 31, 2015	531,461	50,503	(108,248)	553,466	176,458	(11)	11,660	727,765	1,943,054	103,080	2,046,134
Changes in Equity
Profit for the year								116,174	116,174	(3,280)	112,894
Other comprehensive income (loss)						156	(28,407)		(28,251)		(28,251)
Total comprehensive income						156	(28,407)	116,174	87,923	(3,280)	84,643
Appropriation of legal reserve, note 16(e)					11,617			(11,617)
Contribution of non-controlling interests, note 16(h)										4,488	4,488
Dividends, note 16(g)								(155,236)	(155,236)		(155,236)
Other adjustments of non-controlling interests, note 16(h)				(8,301)					(8,301)	8,301
Balance at end at Dec. 31, 2016	531,461	50,503	(108,248)	545,165	188,075	145	(16,747)	677,086	1,867,440	112,589	1,980,029
Changes in Equity
Profit for the year								93,782	93,782	(13,151)	80,631
Other comprehensive income (loss)						(145)	(26,952)		(27,097)		(27,097)
Total comprehensive income						S/ (145)	(26,952)	93,782	66,685	(13,151)	53,534
Appropriation of legal reserve, note 16(e)					9,379			(9,379)
Contribution of non-controlling interests, note 16(h)										491	491
Acquisition of treasury shares, note 16(c)			(34,216)						(34,216)		(34,216)
Splitting effects of equity block, note 1.1	(107,593)	(10,224)	23,459	(118,569)	(36,957)				(249,884)	(100,357)	(350,241)
Dividends, note 16(g)								(149,837)	(149,837)		(149,837)
Terminated dividends, note 16(g)					189				189		189
Impairment on brine project, note 1.2				6,759					6,759		6,759
Other adjustments of non-controlling interests, note 16(h)				(576)					(576)	576
Balance at end at Dec. 31, 2017	S/ 423,868	S/ 40,279	S/ (119,005)	S/ 432,779	S/ 160,686		S/ (43,699)	S/ 611,652	S/ 1,506,560	S/ 148	S/ 1,506,708